Earnings per share - Weighted Average Number of Shares Used in Computing Earnings Per Share (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic earnings per share	4,774,856	4,780,649	4,774,856	4,797,405	4,791,722	4,818,377
Effect of dilutive securities:
Stock options	22,665	15,359	18,291	13,724	13,596	11,204
Diluted earnings per share	4,797,521	4,796,008	4,793,147	4,811,129	4,805,318	4,829,581
Basic earnings per share	$ 0.18	$ 0.06	$ 0.41	$ 0.20	$ 0.08	$ 0.38
Diluted earnings per share	$ 0.18	$ 0.06	$ 0.41	$ 0.20	$ 0.08	$ 0.38